Subsequent Events	12 Months Ended
Dec. 31, 2024
Subsequent Events

15. Subsequent Events

a)

Eurobulk Ltd. manages our fleet under a Master Management Agreement with the Company and separate management agreements with each of the Subsidiaries, all of which were entered into as part of the Spin-off and which contain substantially similar terms to the agreements between Eurobulk Ltd. and Euroseas Ltd. From January 1, 2025, the vessel fixed management fee was adjusted for inflation at Euro 850 (approximately $884, using the exchange rate as of December 31, 2024, which was $1.04 per euro) per day per vessel in operation. The amount of executive compensation was set at $500,000 for the year 2025 and will be applied pro rata starting as of the Spin-off date of Euroholdings Ltd.

b)

On January 10, 2025, the Company entered into a memorandum of agreement to sell the M/V “Diamantis P”, a 1998 built, 2,008 TEU container carrier to a third-party buyer for further trading for a gross price of $13.15 million, following approval by the Board of Directors on January 10, 2025. The vessel was delivered to her new owners on January 15, 2025. The gain recognized on the sale of the vessel is approximately $10.2 million.

Subsidiary [Member]
Subsequent Events

4. Subsequent Events

On January 8, 2025, Euroseas Ltd. contributed to the Company the Subsidiaries in connection with the spin-off of Euroseas’ vintage vessels (older than twenty-five years).

On January 10, 2025, the Company entered into a memorandum of agreement to sell the M/V “Diamantis P”, a 1998 built, 2,008 TEU container carrier to a third party buyer for further trading for a gross price of $13.15 million, following approval by the Board of Directors on January 10, 2025. The vessel was delivered to her new owners on January 15, 2025. The gain recognized on the sale of the vessel is approximately $10.2 million.

On March 17, 2025 (the “Distribution Date”), Euroseas contributed the three subsidiaries to the Company, in exchange for 2,816,615 common shares in Euroholdings, which Euroseas distributed to Euroseas shareholders of record as of March 7, 2025 (the “Record Date”), on a pro rata basis. Euroseas shareholders received one share of common stock of Euroholdings for every two and a half shares of common stock of Euroseas they owned as of the Record Date. On March 18, 2025, the common shares of Euroholdings Ltd. began trading on Nasdaq Capital Market under the symbol “EHLD” and Euroholdings became an independent publicly traded company focusing on managing elder vessels, as well as other maritime opportunities.

On May 13, 2025, the Company adopted a shareholder rights agreement effective as of that date and declared a dividend distribution of one preferred stock purchase right for each share of the Company’s common stock, par value $0.01 per share held of record as of the close of business on May 13, 2025. Each right entitles the registered holder, upon the occurrence of certain events, to purchase from the Company one one-thousandth of a share of Series A Participating Preferred Stock at an exercise price of $30.00, subject to adjustment. The rights will expire on the earliest of (i) May 14, 2035 or (ii) redemption or exchange of the rights. The shareholder rights agreement was designed to enable the Company to protect shareholder interests in the event that an unsolicited attempt is made for a business combination with or takeover of the Company.

Eurobulk Ltd. manages the Company’s fleet under a Master Management Agreement with the Company and separate management agreements with each of the Subsidiaries, all of which were entered into as part of the Spin-off and which contain substantially similar terms to the agreements between Eurobulk Ltd. and Euroseas Ltd. From January 1, 2025, the vessel fixed management fee was adjusted for inflation at Euro 850 (approximately $884, using the exchange rate as of December 31, 2024, which was $1.04 per euro) per day per vessel in operation. The amount of executive compensation was set at $500,000 for the year 2025 and will be applied pro rata starting as of the Spin-off date of Euroholdings Ltd.

As part of the Spin-off, the Company’s Board of Directors approved an equity incentive plan (the “2025 Equity Incentive Plan”). The 2025 Equity Incentive Plan will be administered by the Board of Directors which can make awards totaling in aggregate up to 200,000 shares over 10 years after the 2025 Equity Incentive Plan’s adoption date. Officers, directors and employees (including any prospective officer or employee) of the Company and its subsidiaries and affiliates and consultants and service providers to (including persons who are employed by or provide services to any entity that is itself a consultant or service provider to) the Company and its subsidiaries and affiliates are eligible to receive awards under the 2025 Equity Incentive Plan. Awards may be made under the 2025 Equity Incentive Plan in the form of incentive stock options, non-qualified stock options, stock appreciation rights, dividend equivalent rights, restricted stock, unrestricted stock, restricted stock units and performance shares and cash awards. On the date of the Spin-off, 35,760 non-vested shares corresponding to 89,400 unvested shares of the Company’s former Parent were issued to 30 key persons of which 29,300 will vest on July 1, 2025, 30,050 will vest on November 14, 2025 and 30,050 will vest on November 13, 2026; awards to officers and directors amount to 17,420 shares and the remaining 18,340 were awarded to employees of Eurobulk.

Also, as part of the Spin-off, the Company entered into a Right of First Refusal Agreement (“RFR”) with Euroseas under which the Company received a right of first refusal under certain conditions to acquire any vessel which Euroseas may consider to sell in the future if the vessel is older than 15 years of age at the time of the sale. Additionally, Euroseas granted to the Company a right of first refusal under certain conditions over any employment opportunity for a container vessel pursuant to a market charter presented or available to Euroseas with respect to any vessel owned or chartered in, directly or indirectly, by Euroseas.

Furthermore, as part of the Spin-off, the Company entered into a Registration Rights Agreement with certain shareholders (i.e. Friends Investment Company Inc., Containers Shareholders Trinity Ltd., Eurobulk Marine Holdings Inc. and Family United Navigation Co) to register upon request for re-sale up to 1,614,881 shares of the Company’s common stock held by such shareholders, representing 57.3% of the Company’s common stock.